Other commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other commitments, contingent liabilities and contingent assets [abstract]
Disclosure of commitments [text block]
(in USD million)

2021	2,144
2022	2,057
2023	1,631
2024	1,296
2025	1,233
Thereafter	3,364

Total other long-term commitments	11,725